Mine Care and Maintenance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	$ 32.3	$ 81.0
Escobal
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	24.1	26.0
Morococha
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	0.0	17.9
Navidad
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	1.8	2.8
MARA
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	0.0	20.4
Manantial Espejo
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	$ 6.4	$ 13.9